Note 5 - Revenue from Contract with Customer - Schedule of Remaining Performance Obligations 2 (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Remaining performance obligations		$ 6,422
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-10-01
Remaining performance obligations	$ 6,852
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Remaining performance obligations	5,648	11,296
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Remaining performance obligations	5,005	3,860
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Remaining performance obligations	$ 1,000	$ 0